PROPERTIES (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Real Estate [Abstract]
Buildings	$ 5,514,820	$ 2,745,872
Site improvements and equipment	558,222	227,411
Land	670,916	250,502
Property, plant and equipment, gross	6,743,958	3,223,785
Less accumulated depreciation	(1,019,150)	(821,712)
Total	$ 5,724,808	$ 2,402,073